UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2017

Miller Opportunity Trust

Class A  LGOAX

Class C  LMOPX

Class FI  LMOFX

Class R  LMORX

Class I  LMNOX

Table of contents

Miller Opportunity Trust
Manager commentary	1
Fund at a glance	6
Fund expenses	7
Schedule of investments	9
Statement of assets and liabilities	12
Statement of operations	14
Statement of changes in net assets	15
Financial highlights	16
Notes to financial statements	21
Additional information	33
Approval of investment advisory agreement	34
Privacy notice	37
Directory of funds' service providers	Back Cover

Miller Opportunity Trust 2017 Semi-Annual Report

Miller Opportunity Trust manager commentary

The Wall Street Journal named Opportunity Trust (Class I) as the top performing fund among 4,515 U.S. actively managed equity funds that have over $50 million in assets and a record of more than three years for the one-year period as of June 30, 2017. According to Morningstar, the Fund was ranked #1 among 6,211 U.S. equity funds for the five-year period ending June 30, 2017 based on total return.1 The Fund's I-Shares advanced 20.12% in the first half of the year, relative to the S&P 500's 9.34%, outperforming by 1078 basis points. Our second quarter 2017 performance was our 12th best quarter on record, with the Fund's I-Shares returning 12.09% relative to the S&P 500's 3.09% return. The third quarter of 2016 places 4th amongst our best historical relative quarters. These strong results are partially driven by reversion to the mean as the first two quarters of 2016 both fell in our top six quarters of relative underperformance. This doesn't explain the entire story, however, as some new names we didn't own back then have helped fuel recent performance. Over the past year, the Fund is up 50.09%, nearly tripling the market's 17.90% gain, demonstrating yet again that holding the Fund through down periods has resulted in better long-term performance.

Average Annual Total Returns and Expenses (%) — as of 6/30/20171

	Without Sales Charges
	6 Mo2	1 Yr	3 Yr	5 Yr	10 Yr	Inception
Class A (Inception — 2/3/2009)	19.99	49.67	7.23	21.46	—	20.32
Class C (Inception — 12/30/1999)	19.57	48.55	6.43	20.54	2.26	6.05
Class FI (Inception — 2/13/2004)	19.98	49.65	7.18	21.41	2.95	5.68
Class R (Inception — 12/28/2006)	19.79	49.15	6.86	21.02	2.64	3.80
Class I (Inception — 6/26/2000)	20.12	50.09	7.54	21.80	3.35	7.07
S&P 500[3]	9.34	17.90	9.61	14.63	7.18	5.08
	With Max Sales Charges
	6 Mo2	1 Yr	3 Yr	5 Yr	10 Yr	Inception
Class A (Inception — 2/3/2009)	13.07	41.04	5.13	20.04	—	19.47
Class C (Inception — 12/30/1999)	18.57	47.55	6.43	20.54	2.26	6.05

1  Performance greater than one year is annualized.

2  Performance for the 6 month period ending 6/30/2017 (not annualized).

3  Performance is based on Class I.

Gross Expenses (Net): Class A — 1.36 (1.36), Class C — 2.15 (2.13), Class FI — 1.44 (1.42), Class R — 1.71 (1.71), Class I — 1.12 (1.09). Miller Value Partners, LLC ("Miller Value Partners" or the "Adviser"), formerly LMM LLC, has contractually agreed to waive a portion or all of the management fees payable to it by the Fund and/or to pay the Fund's operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (other than interest expense, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses, and acquired fund fees and expenses) to 1.20% for Class A, 1.97% for Class C, 1.26% for Class FI, 1.55% for Class R , and 0.93% for Class I through February 28, 2019. Net expense ratios are current to the most recent prospectus dated 4/10/2017 and are applicable to investors.

Performance shown represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so shares, when redeemed, may be worth more or less than the original cost. Class A shares have a maximum front end sales charge of 5.75%. Class C shares have a one year contingent deferred sales charge (CDSC) of 1.0%. If sales charges were included, performance shown would be lower. Total returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Total return figures are based on the NAV per share applied to shareholder subscriptions and redemptions, which may differ from the NAV per share disclosed in Fund shareholder reports. Performance would have been lower if fees had not been waived in various periods. Numbers may be the same due to rounding. YTD is calculated from January 1 of the reporting year. All classes of shares may not be available to all investors or through all distribution channels. For the most recent month end information, please call 888-593-5110.

Miller Opportunity Trust 2017 Semi-Annual Report

Miller Opportunity Trust manager commentary (cont'd)

Much of the commentary about our performance notes that we always seem to be one of the best or worst performing funds. While not entirely true, this notion has some merit. Many of the structural changes we've discussed previously (new institutionalized risk mitigation structures, risk arbitrage strategies, increased focus on volatility, growth of passive strategies, etc.) combine to cause more exaggerated market swings as people tend to herd into and out of the same trades at the same time.

There's good and bad news in these developments. Fortunately, patient, long-term investors who make buying and selling decisions based on long-term fundamentals and intrinsic value can find great opportunities as short-term noise dominates prices. This, along with some luck, is exactly what has enabled us to be the top performing equity mutual fund. On the other hand, marching to the beat of a different drummer means market vagaries sometimes swing strongly against us causing poor performance and high volatility. In this market, people hate that. This is why we believe that in the current environment, volatility is the price you pay for returns.

For our investors, here's the even better news. Certainly since the financial crisis, each of our periods as a top performing fund has been preceded by a period of really poor performance (2009 after 2008, 2012 and 2013 after 2011, and the past year after the first half of 2016).1 It's worth noting that when we performed poorly in 2011 and 2016, fundamentals remained stable to strong, unlike 2008. Market prices diverged from fundamentals creating what we believed to be a great opportunity.

In each case, though, bad performance signaled strong future returns. When you can find true market signals, as opposed to noise, there is the potential to profit from them. Obviously, however, the market doesn't offer any guarantees. Also, there are no hard and fast rules about how bad the performance needs to be or how long the bad performance will persist before it reverses. Making money isn't easy. The pattern, though, is clear enough, and contrary enough to how most people behave (buying after strong performance, and selling after poor performance), that this point is worth repeating over and over again. Reversion to the mean is a strong force in markets. As the great Warren Buffett has noted, be fearful when others are greedy, and be greedy when others are fearful. That guiding principle certainly improved our returns over the years.

It's amazing that October will mark a decade since the pre-financial crisis market peak. The ensuing period traumatized market participants with massive losses and serial crises. The after-effects still cause investors to flock towards safety and low volatility. Most people would probably be shocked to learn that from the market peak to the end of this quarter, the average annual return of the S&P 500 was 6.9%, almost exactly in line with the long-term average return since 1950 of 7%.

In other words, even if you picked the exact worst time to invest in modern times, as long as you were patient enough to hold for the long-term, you earned solid returns in line with long-term averages. Unfortunately, most

Miller Opportunity Trust 2017 Semi-Annual Report

people let the short-term noise influence their behavior way too much, leading to sub-optimal decisions and sub-par performance (e.g. compounding the error of buying after prices have gone up by selling after they have gone down).

What sector do you think performed the worst since that market peak? Many people might guess financials given their jaw dropping losses during the financial crisis. In actuality, energy did worse (+2.6% vs. financials +3.9%). Given recent losses and headlines, that might not surprise some people. Return numbers are very sensitive to beginning and ending points. The market peak coincided with extreme optimism about the outlook for energy companies. Large capital expenditures have earned returns far below initial expectations. The market has been adjusting to a more muted oil price outlook. We are finally beginning to get intrigued by what could be blossoming potential. As expectations for the long-term oil outlook decline to more reasonable territory of $40-60, we seek to find investment opportunities after being underweight the last decade.

Overall, the Fund remains concentrated in financials, healthcare, builders and airlines. We believe there continues to be excess returns in each of these areas. Consumer discretionary screens as overweight mainly due to a handful of names, such as Amazon and recent additions RH and Wayfair, which have contributed strongly to our performance this year. Though themes may emerge in the portfolio, we are driven by our bottom-up assessment of the biggest gap between market expectations and underlying fundamental value. We continue to believe our patient, long-term contrarian value approach should work well in this environment.

Samantha McLemore, CFA
July 18, 2017

1  Morningstar Absolute Rankings represent a fund's total return rank relative to all Morningstar U.S. equity funds, which includes funds in the Large Blend, Large Growth, Large Value, Mid-Cap Blend, Mid-Cap Growth, Mid-Cap Value, Small Blend, Small Growth and Small Value Morningstar Categories. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees. Morningstar ranked the Miller Opportunity Trust Class I in the top 1%, 99% and 40% out of 6,006, 5,164 and 3,729 U.S. Equity funds, respectively for the one-, five- and ten-year periods ending 12/31/09, respectively. Morningstar ranked the Miller Opportunity Trust Class I in the top 1%, 100% and 94% out of 6,534, 5,841 and 4,752 U.S. Equity funds for the one-, five- and ten-year periods ending 12/31/12, respectively. Morningstar ranked the Miller Opportunity Trust Class I in the top 1%, 1% and 96% out of 6,745, 6,008 and 4,954 U.S. Equity funds for the one-, five- and ten-year periods ending 12/31/13, respectively. ©2017 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Miller Opportunity Trust 2017 Semi-Annual Report

Miller Opportunity Trust manager commentary (cont'd)

Must be preceded or accompanied by prospectus.

The views expressed are those of the portfolio managers as of the date indicated, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Discussions of individual securities are intended to inform shareholders as to the basis (in whole or in part) for previously made decisions by a portfolio manager to buy, sell or hold a security in a portfolio. References to specific securities are not intended and should not be relied upon as the basis for anyone to buy, sell or hold any security. Portfolio holdings and sector allocations may not be representative of the portfolio manager's current or future investment and are subject to change at any time. Please refer to the schedule of investments in this report for complete holdings information.

The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Basis point is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Earnings growth is not representative of the Fund's future performance. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small and mid-cap investments. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Investments in MLP securities are subject to unique risks, including the risks of MLPs and the energy sector, including the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities involve interest rate, credit, inflation, and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed-income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default. As a non-diversified Fund, it is permitted to invest a higher percentage of its assets in any

Miller Opportunity Trust 2017 Semi-Annual Report

one issuer than a diversified fund, which may magnify the Fund's losses from events affecting a particular issuer. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Miller Opportunity Trust was formerly the Legg Mason Opportunity Trust.

The Miller Value Funds are distributed by Quasar Distributors, LLC.

Miller Opportunity Trust 2017 Semi-Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investment as of December 31, 2016 and June 30, 2017. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

Miller Opportunity Trust 2017 Semi-Annual Report

Fund expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual Expenses

The table below titled "Based on total actual return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical Example for Comparison Purposes

The table below titled "Based on hypothetical actual return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Miller Opportunity Trust 2017 Semi-Annual Report

Fund expenses (unaudited) (cont'd)

Based on total actual return1

	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	19.99%	$1,000.00	$1,199.90	1.35%	$14.85
Class C	19.57	1,000.00	1,195.70	2.12	23.27
Class FI	19.98	1,000.00	1,199.80	1.40	15.40
Class R	19.79	1,000.00	1,197.90	1.66	18.24
Class I	20.12	1,000.00	1,201.20	1.09	12.00

Based on hypothetical actual return1

	Hypothetical Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,036.50	1.35%	$13.75
Class C	5.00	1,000.00	1,028.80	2.12	21.51
Class FI	5.00	1,000.00	1,036.00	1.40	14.25
Class R	5.00	1,000.00	1,033.40	1.66	16.88
Class I	5.00	1,000.00	1,039.10	1.09	11.11

1  For the six months ended June 30, 2017.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value or does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CSDC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Miller Opportunity Trust 2017 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2017

Miller Opportunity Trust

Security	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 26.2%
Household Durables — 8.3%
Lennar Corp., Class A Shares	1,175,000	$62,651,000	(a)
PulteGroup Inc.	2,450,000	60,098,500	(a)
Total Household Durables		122,749,500
Internet & Direct Marketing Retail — 9.5%
Amazon.com Inc.	77,000	74,536,000	*
Wayfair Inc., Class A Shares	875,000	67,270,000	*
Total Internet & Direct Marketing Retail		141,806,000
Specialty Retail — 8.4%
Gamestop Corp., Class A Shares	1,000,000	21,610,000	(a)
RH	1,600,000	103,232,000	*
Total Specialty Retail		124,842,000
Total Consumer Discretionary		389,397,500
Financials — 18.8%
Banks — 6.8%
Bank of America Corp.	2,300,000	55,798,000	(a)
Citigroup Inc.	675,000	45,144,000
Total Banks		100,942,000
Consumer Finance — 4.1%
OneMain Holdings, Inc.	2,500,000	61,475,000	*
Insurance — 3.0%
Genworth Financial Inc., Class A Shares	11,750,000	44,297,500	(a)*
Stocks — 1.0%
GTY Technology Holdings Inc.	1,480,000	15,503,000	*
Thrifts & Mortgage Finance — 3.9%
MGIC Investment Corp.	5,150,000	57,680,000	(a)*
Total Financials		279,897,500
Health Care — 23.2%
Biotechnology — 11.2%
Alexion Pharmaceuticals Inc.	350,000	42,584,500	*
Flexion Therapeutics Inc.	400,000	8,088,000	*
Gilead Sciences Inc.	340,000	24,065,200	(a)
Halozyme Therapeutics Inc.	600,700	7,700,974	*
Intrexon Corp.	2,500,000	60,225,000	(a)*
ZIOPHARM Oncology Inc.	3,790,000	23,573,800	*
Total Biotechnology		166,237,474
Health Care Technology — 1.4%
athenahealth Inc.	145,000	20,379,750	*

Miller Opportunity Trust 2017 Semi-Annual Report

Schedule of investments (unaudited) (cont'd)

June 30, 2017

Miller Opportunity Trust

Security		Shares	Value
Pharmaceuticals — 10.6%
Allergan PLC		125,000	$30,386,250
Endo International PLC		4,200,000	46,914,000	*
Valeant Pharmaceuticals International Inc.		4,700,000	81,310,000	*
Total Pharmaceuticals			158,610,250
Total Health Care			345,227,474
Industrials — 13.4%
Airlines — 13.4%
American Airlines Group Inc.		1,325,000	66,674,000	(a)
Delta Air Lines Inc.		1,300,000	69,862,000	(a)
United Continental Holdings Inc.		825,000	62,081,250	(a)*
Total Airlines			198,617,250
Total Industrials			198,617,250
Information Technology — 11.6%
Internet Software & Services — 10.3%
Endurance International Group Holdings Inc.		5,240,300	43,756,505	*
Facebook Inc. Class A Shares		130,000	19,627,400	*
Pandora Media Inc.		4,000,000	35,680,000	*
Quotient Technology Inc.		4,665,341	53,651,422	(b)*
Total Internet Software & Services			152,715,327
Technology Hardware, Storage & Peripherals — 1.3%
Seagate Technology PLC		490,000	18,987,500
Total Information Technology			171,702,827
Investment Funds — 1.2%
Pangaea One, LP			18,090,321	(b)(c)(d)(e)
Materials — 4.5%
Chemicals — 4.5%
Platform Specialty Products Corp.		5,250,000	66,570,000	(a)*
Total Common Stocks (Cost — $1,532,565,005)			1,469,502,872
	Expiration Date	Contracts
Purchased Options — 3.6%
Apple Inc., Call @ $100.00	Jan. 19, 2018	12,000	53,460,000
Genworth Financial Inc., Call @ $4.00	Sept. 15, 2017	18,000	810,000
Total Purchased Options (Cost — $22,896,000)			54,270,000

Miller Opportunity Trust 2017 Semi-Annual Report

Miller Opportunity Trust

Security	Expiration Date	Warrants	Value
Warrants — 4.0%
JPMorgan Chase & Co. (Cost — $49,771,632)	Oct. 28, 2018	1,175,000	$59,090,750
Total Investments — 106.5% (Cost — $1,605,232,637)			1,582,863,622
Liabilities in Excess of Other Assets — (6.5)%			(96,357,183)
Total Net Assets — 100.0%			$1,486,506,439

*  Non-income producing security.

(a)  All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)  In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2017, the total market value of investments in Affiliated Companies was $71,741,743 and the cost was $96,929,046. (See Note 3).

(c)  Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 2).

(d)  Illiquid security.

(e)  Restricted security (See Note 10).

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments in unaffiliated securities, at value (Cost — $1,485,357,591)	$1,456,851,879
Investments in affiliated securities, at value (Cost — $96,929,046)	71,741,743
Purchased options, at value (Cost — $22,896,000)	54,270,000
Cash	7,596,992
Receivable for securities sold	9,211,939
Receivable for Fund shares sold	2,785,596
Dividends receivable	529,200
Prepaid expenses	66,390
Total Assets	1,603,053,739
Liabilities:
Loan payable (Note 7)	108,000,000
Payable for securities purchased	3,288,137
Payable for Fund shares repurchased	2,426,886
Investment management fee payable	871,155
Service and/or distribution fees payable	1,212,492
Interest payable	175,200
Trustees' fees payable	304
Accrued other expenses	403,684
Total Liabilities	116,377,858
Total Net Assets	$1,486,675,881
Net Assets:
Paid-in capital	$2,318,358,406
Undistributed net investment income	(6,371,104)
Accumulated net realized loss on investments	(802,942,406)
Net unrealized depreciation on investments	(53,743,015)
Net unrealized depreciation on options purchased	31,374,000
Total Net Assets	$1,486,675,881

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

Net Assets:
Class A	$255,185,528
Class C	$714,393,633
Class FI	$24,193,900
Class R	$8,983,905
Class I	$483,918,915
Shares Oustanding:
Class A	11,214,349
Class C	33,119,235
Class FI	1,030,282
Class R	392,542
Class I	19,619,911
Net Asset Value:
Class A (and redemption price)	$22.76
Class C *	$21.57
Class FI (and redemption price)	$23.48
Class R (and redemption price)	$22.89
Class I (and redemption price)	$24.66
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$24.15

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Dividends from unaffiliated investments	$4,454,982
Dividends from affiliated investments	605,592
Total Investment Income	5,060,574
Expenses:
Investment management fee (Note 3)	5,191,474
Service and/or distribution fees (Notes 3 and 6)	3,687,718
Interest expense (Note 7)	1,133,004
Transfer agent fees (Note 6)	719,055
Fund accounting fees	220,035
Shareholder reports	93,186
Registration fees	57,076
Custody fees	37,834
Legal fees	29,328
Miscellaneous expenses	23,132
Trustees' fees	21,860
Insurance	17,079
Audit and tax fees	11,927
Compliance fees	4,024
Total Expenses	11,246,732
Less: Fee waivers and/or expense reimbursements (Notes 3)	(69,695)
Net Expenses	11,177,037
Net investment loss	(6,116,463)
Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 4):
Net Realized Gain (Loss) From:
Investments in unaffiliated securities	(32,158,691)
Investments in affiliated securities	5,964,600
Options purchased	31,330,458
Net Realized Gain	5,136,367
Change in Net Unrealized Appreciation / Depreciation On:
Investments in unaffiliated securities	165,915,369
Investments in affiliated securities	54,314,309
Options purchased	29,640,657
Change in Net Unrealized Appreciation / Depreciation	249,870,335
Net Gain on Investments	255,006,702
Increase in Net Assets from Operations	$248,890,239

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016
Operations:
Net investment loss	$(6,116,463)	$(11,419,026)
Net realized gain	5,136,367	728,438,663
Change in net unrealized appreciation (depreciation)	255,006,702	(842,324,467)
Increase (Decrease) in Net Assets from Operations	254,026,606	(125,304,830)
Fund Share Transactions (Note 8):
Net proceeds from sale of shares	96,598,399	262,614,335
Cost of shares repurchased	(151,878,671)	(944,628,866)
Cost of shares redeemed in-kind	—	(146,819,618)
Decrease in Net Assets from Fund Share Transactions	(55,280,272)	(828,834,149)
Increase (Decrease) in Net Assets	198,746,334	(954,138,979)
Net Assets:
Beginning of period	1,293,065,854	2,247,204,833
End of period *	$1,491,812,188	$1,293,065,854
* Includes accumulated net investment loss of:	$(6,371,104)	$(254,641)

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.96	$19.01	$18.92	$17.06	$10.27	$7.30
Income (loss) from operations:
Net investment income (loss)	(0.06)	(0.09)	(0.10)	0.03	0.07	0.10
Net realized and unrealized gain	3.86	0.04[3]	0.19	1.83	6.89	2.87
Total income (loss) from operations	3.80	(0.05)	0.09	1.86	6.96	2.97
Less distributions from:
Net investment income	—	—	—	—	(0.17)	—
Total distributions:	—	—	—	—	(0.17)	—
Net asset value, end of period	$22.76	$18.96	$19.01	$18.92	$17.06	$10.27
Total return[4]	19.99%	(0.26)%[5]	0.48%[5]	10.97%	68.03%	40.68%
Net assets, end of period (000s)	$255,186	$216,974	$249,577	$170,661	$130,470	$47,770
Ratios to average net assets:
Gross expenses[6]	1.35%[7]	1.31%	1.19%	1.19%	1.21%	1.31%
Net expenses[6]	1.35[7]	1.31	1.19	1.19	1.21	1.31
Net investment income	(0.60)[7]	(0.52)	(0.47)	0.18	0.48	1.13
Portfolio turnover rate	13%	85%[8]	16%	32%	17%	35%

1  Per share amounts have been calculated using the average shares method.

2  For the six months ended June 30, 2017 (unaudited).

3  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absense of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.37)% and 0.42% for the years ended December 31, 2016 and 2015, respectively.

6  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

7  Annualized.

8  Excludes securities delivered as a result of a redemption in-kind.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.04	$18.23	$18.27	$16.61	$10.01	$7.17
Income (loss) from operations:
Net investment income (loss)	(0.13)	(0.21)	(0.23)	(0.11)	(0.04)	0.03
Net realized and unrealized gain	3.66	0.02[3]	0.19	1.77	6.71	2.81
Total income (loss) from operations	3.53	(0.19)	(0.04)	1.66	6.67	2.84
Less distributions from:
Net investment income	—	—	—	—	(0.07)	—
Total distributions:	—	—	—	—	(0.07)	—
Net asset value, end of period	$21.57	$18.04	$18.23	$18.27	$16.61	$10.01
Total return[4]	19.57%	(1.04)%[5]	(0.22)%[5]	9.99%	66.82%	39.61%
Net assets, end of period (000s)	$714,394	$657,038	$864,654	$904,354	$893,441	$623,338
Ratios to average net assets:
Gross expenses[6]	2.12%[7]	2.09%	1.95%	1.98%	2.02%	2.08%
Net expenses[6]	2.12[7]	2.09	1.95	1.98	2.02	2.08
Net investment income	(1.37)[7]	(1.30)	(1.21)	(0.61)	(0.33)	0.34
Portfolio turnover rate	13%	85%[8]	16%	32%	17%	35%

1  Per share amounts have been calculated using the average shares method.

2  For the six months ended June 30, 2017 (unaudited).

3  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absense of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.15)% and (0.27%) for the years ended December 31, 2016 and 2015, respectively.

6  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

7  Annualized.

8  Excludes securities delivered as a result of a redemption in-kind.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class FI Shares[1]	2017[2]	2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.57	$19.62	$19.54	$17.63	$10.62	$7.55
Income (loss) from operations:
Net investment income (loss)	(0.07)	(0.10)	(0.10)	0.02	0.06	0.11
Net realized and unrealized gain	3.98	0.05[3]	0.18	1.89	7.13	2.96
Total income (loss) from operations	3.91	(0.05)	0.08	1.91	7.19	3.07
Less distributions from:
Net investment income	—	—	—	—	(0.18)	—
Total distributions:	—	—	—	—	(0.18)	—
Net asset value, end of period	$23.48	$19.57	$19.62	$19.54	$17.63	$10.62
Total return[4]	19.98%	(0.25)%[5]	0.41%[5]	10.90%	67.97%	40.66%
Net assets, end of period (000s)	$24,194	$22,474	$43,464	$74,096	$105,824	$40,860
Ratios to average net assets:
Gross expenses[6]	1.40%[7]	1.35%	1.22%	1.25%	1.27%	1.40%
Net expenses[6]	1.40[7]	1.35	1.22	1.25	1.27	1.40
Net investment income	(0.66)[7]	(0.56)	(0.47)	0.13	0.45	1.19
Portfolio turnover rate	13%	85%[8]	16%	32%	17%	35%

1  Per share amounts have been calculated using the average shares method.

2  For the six months ended June 30, 2017 (unaudited).

3  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absense of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.36)% and 0.36% for the years ended December 31, 2016 and 2015, respectively.

6  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

7  Annualized.

8  Excludes securities delivered as a result of a redemption in-kind.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class R Shares[1]	2017[2]	2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.10	$19.21	$19.18	$17.37	$10.48	$7.48
Income (loss) from operations:
Net investment income (loss)	(0.09)	(0.15)	(0.16)	(0.05)	0.00[3]	0.06
Net realized and unrealized gain	3.88	0.04[4]	0.19	1.86	7.01	2.94
Total income (loss) from operations	3.79	(0.11)	0.03	1.81	7.01	3.00
Less distributions from:
Net investment income	—	—	—	—	(0.12)	—
Total distributions:	—	—	—	—	(0.12)	—
Net asset value, end of period	$22.89	$19.10	$19.21	$19.18	$17.37	$10.48
Total return[5]	19.79%	(0.57)%[6]	0.16%[6]	10.42%	67.18%	40.11%
Net assets, end of period (000s)	$8,984	$7,708	$7,864	$6,361	$6,041	$3,280
Ratios to average net assets:
Gross expenses[7]	1.66%[8]	1.66%	1.52%	1.64%	1.69%	1.75%
Net expenses[7]	1.66[8]	1.66	1.52	1.64	1.69	1.75
Net investment income	(0.91)[8]	(0.86)	(0.80)	(0.27)	0.02	0.68
Portfolio turnover rate	13%	85%[9]	16%	32%	17%	35%

1  Per share amounts have been calculated using the average shares method.

2  For the six months ended June 30, 2017 (unaudited).

3  Amount represents less than $0.005 per share.

4  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

5  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absense of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.68)% and 0.10% for the years ended December 31, 2016 and 2015, respectively.

7  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

8  Annualized.

9  Excludes securities delivered as a result of a redemption in-kind.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.53	$20.51	$20.36	$18.31	$11.01	$7.80
Income (loss) from operations:
Net investment income (loss)	(0.04)	(0.06)	(0.05)	0.08	0.11	0.14
Net realized and unrealized gain	4.17	0.08[3]	0.20	1.98	7.38	3.07
Total income (loss) from operations	4.13	0.02	0.15	2.06	7.49	3.21
Less distributions from:
Net investment income	—	—	—	(0.01)	(0.19)	—
Total distributions:	—	—	—	(0.01)	(0.19)	—
Net asset value, end of period	$24.66	$20.53	$20.51	$20.36	$18.31	$11.01
Total return[4]	20.12%	0.10%[5]	0.74%[5]	11.23%	68.45%	41.15%
Net assets, end of period (000s)	$483,875	$388,872	$1,081,646	$1,007,840	$737,849	$282,860
Ratios to average net assets:
Gross expenses[6]	1.13%[7]	1.05%	0.94%	0.94%	0.93%	1.01%
Net expenses[6]	1.09 [7,8]	1.05	0.94	0.94	0.93	1.01
Net investment income	(0.36)[7]	(0.30)	(0.21)	0.43	0.75	1.44
Portfolio turnover rate	13%	85%[9]	16%	32%	17%	35%

1  Per share amounts have been calculated using the average shares method.

2  For the six months ended June 30, 2017 (unaudited).

3  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absense of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.05)% and 0.69% for the years ended December 31, 2016 and 2015, respectively.

6  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

7  Annualized.

8  As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares do not exceed 0.93%. Prior to February 26, 2017, there was no limitation in effect. The agreement cannot be terminated prior to February 28, 2019.

9  Excludes securities delivered as a result of a redemption in-kind.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Opportunity Trust 2017 Semi-Annual Report

Notes to financial statements

1. Organization

Miller Opportunity Trust (the "Fund") is a separate non-diversified investment series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund converted to the Trust on February 24, 2017, and was previously organized in the Legg Mason Investment Trust as the Legg Mason Opportunity Trust (the "Predecessor Fund"). The Fund seeks to provide long-term growth of capital.

2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 1 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under

Miller Opportunity Trust 2017 Semi-Annual Report

Notes to financial statements (cont'd)

procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 — other inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund's consolidated investments in each category investment type as of June 30, 2017:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments†
Common Stocks:
Investment Funds	$—	$—	$18,090,321	$18,090,321
Other Common Stocks	1,451,412,551	—	—	1,451,412,551
Purchased Options	54,270,000	—	—	54,270,000
Warrants	59,090,750	—	—	59,090,750
Total Investments	$1,564,773,301	$—	$18,090,321	$1,582,863,622

†  See Schedule of Investments for additional detailed categorizations.

Miller Opportunity Trust 2017 Semi-Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Investment Funds
Balance at December 31, 2016	$22,145,798
Realized gain (loss)[1]	1,279,152
Partnership distributions	(2,888,558)
Change in unrealized appreciation (depreciation)[2]	(2,446,071)
Balance at June 30, 2017	$18,090,321

1  This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

2  This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at the period ended June 30, 2017.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments:

	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input*
Limited Partnership Interests (classified as Common Stock)	$18,090,321	NAV of Limited Partnership Interest	Liquidity Discount	10%	Decrease

*  This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased options expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the

Miller Opportunity Trust 2017 Semi-Annual Report

Notes to financial statements (cont'd)

proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or

Miller Opportunity Trust 2017 Semi-Annual Report

other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2017, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are

Miller Opportunity Trust 2017 Semi-Annual Report

Notes to financial statements (cont'd)

subject to examination by the Internal Revenue Service and state departments of revenue. As of June 30, 2017, open tax years for the Fund include the tax years ended December 31, 2014, December 31, 2015 and December 31, 2016.

The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund's taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a "deficiency dividend" to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Prior to converting to the Trust, the Adviser also served as Adviser to the Predecessor Fund.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $2.5 billion	0.750
Next $2.5 billion	0.700
Next $2.5 billion	0.675
Over $7.6 billion	0.650

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's administrator and transfer agent. U.S Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar") and affiliate to USBFS, acts as the Fund's distributor and principal underwriter. Prior to the conversion, Legg Mason Investor Services, LLC ("LMIS"), a wholly-owned subsidiary of Legg Mason, served as the Fund's sole an exclusive distributor.

Effective February 27, 2017, the Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that

Miller Opportunity Trust 2017 Semi-Annual Report

total annual operating expenses do not exceed the levels set forth below. This expense limitation cannot be terminated prior to February 28, 2019. The Predecessor Fund did not have expense limitations.

Class A	Class C	Class FI	Class R	Class I
1.20%	1.97%	1.26%	1.55%	0.93%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class's total annual operating expenses have fallen to a level below the expense limitation ("expense cap") in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class's total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended June 30, 2017, fees waived and/or reimbursed amounted to $69,695. Pursuant to these arrangements, at June 30, 2017, Class I remaining fee waivers and/or expense reimbursements subject to recapture by the Adviser totaling $69,695 which expires on June 30, 2020.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, the Fund's Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applied to those purchases of Class A shares in excess of $1,000,000 and the initial sales charge is waived. These purchases do not incur an initial sales charge.

For the period ended June 30, 2017, LMIS and its affiliates retained sales charges of $3,756 on sales of the Predecessor Fund's Class A shares. Quasar retained sales charges of $20,318 for Class A shares. In addition, $45 and $319 in CDSCs were paid to LMIS for the period ended June 30, 2017 for qualifying sales of Class A and Class C of the Predecessor Fund, respectively. The Adviser received $14,183 in CDSCs on qualifying sales of Class C shares for the period ended June 30, 2017.

4. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$186,886,889
Sales	300,705,287

Miller Opportunity Trust 2017 Semi-Annual Report

Notes to financial statements (cont'd)

5. Derivative instruments and hedging activities

During the period ended June 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$63,165,071

6. Class specific expenses

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly or quarterly.

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$284,824	$97,753
Class C	3,353,751	362,417
Class FI	28,581	15,821
Class R	20,764	6,302
Class I	—	236,762
Total	$3,687,920	$719,055

7. Line of Credit

The Fund may borrow for investment purposes, also known as "leveraging" from a $150,000,000 line of credit ("Leveraging Credit Agreement") with the Bank of Nova Scotia. This Leveraging Credit Agreement renews daily for a 180-day term unless notice to the contrary is given to the Fund. Leverage is the ability to earn a return on a capital base that is larger than the Fund's net assets. Use of leverage can magnify the effects of changes in the value of the Fund's investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. The Fund pays a monthly commitment fee at an annual rate of 0.10% on the unutilized portion of the Leveraging Credit Agreement. However, the commitment fee will be waived when 50% of the line of credit is drawn. The interest on the borrowings under this Leveraging Credit Agreement is calculated at variable rates based on the prevailing LIBOR rate plus the LIBOR rate margin. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund's custodian on behalf of the Bank of Nova Scotia. The Fund's Leveraging Credit Agreement contains customary

Miller Opportunity Trust 2017 Semi-Annual Report

covenants that, among other things, may limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Leveraging Credit Agreement may be subject to early termination under certain events and may contain other provisions that could limit the Fund's ability to utilize borrowing under the agreement. Interest expense related to the Leveraging Credit Agreement for the six months ended June 30, 2017 was $1,133,004. The Fund incurred no commitment fee for the six months ended June 30, 2017. At June 30, 2017, the Fund had $108,000,000 of borrowings outstanding per the Leverage Credit Agreement. For the six months ended June 30, 2017, the average daily borrowings were $132,861,878 and the weighted average interest rate was 1.63%.

8. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with no par value. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	932,228	$19,497,327	6,306,176	$104,255,654
Shares repurchased	(1,160,468)	(23,784,131)	(7,995,728)	(132,787,573)
Net decrease	(228,240)	$(4,286,804)	(1,689,552)	$(28,531,919)
Class C
Shares sold	426,958	$8,368,687	1,277,429	$20,393,410
Shares repurchased	(3,722,175)	(72,430,589)	(12,305,506)	(199,291,344)
Net decrease	(3,295,217)	$(64,061,902)	(11,028,077)	$(178,897,934)
Class FI
Shares sold	109,083	$2,295,195	121,051	$2,087,903
Shares repurchased	(227,024)	(4,822,923)	(1,187,708)	(20,447,732)
Net decrease	(117,941)	$(2,527,727)	(1,066,657)	$(18,359,829)
Class R
Shares sold	64,469	$1,299,485	129,441	$2,149,27
Shares repurchased	(75,449)	(1,522,800)	(135,314)	(2,255,960)
Net decrease	(10,980)	$(223,315)	(5,873)	$(106,683)

Miller Opportunity Trust 2017 Semi-Annual Report

Notes to financial statements (cont'd)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,916,327	$65,137,705	7,350,101	$133,728,091
Shares repurchased	(2,240,905)	(49,318,228)	(32,952,348)	(589,846,257)
Shares redeemed in-kind	—	—	(8,197,634)	(146,819,618)
Net increase (decrease)	675,422	$15,819,476	(33,799,881)	$(602,937,784)

9. Transactions with affiliated companies

An "Affiliated Company", as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company's outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended June 30, 2017:

		Purchased		Sold
	Affiliate Market Value at 12/31/16	Cost	Shares	Cost	Shares/ Interests	Amortization, Dividend, Interest Income	Affiliate Market Value at 6/30/17	Realized Gain (Loss) on Sales/ Distributions
Pangaea One, LP	$22,145,798	—	—	$2,888,558	2,888,558	$605,592	$18,069,612	$1,279,152
RH*	$36,840,000	$16,153,274	600,000	7,581,782	200,000	—	$103,232,000	4,891,749
Quotient Technology Inc.	$50,525,000	—	—	592,537	34,659	—	$53,651,422	(206,241)

*  This security was not an affiliated company as of June 30, 2017.

10. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at June 30, 2017	Percent of Net Assets	Open Commitments[2]
Pangaea One, LP1	$36,538,905	$18,090,321	1.2%	$2,188,093

1  Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

2  In the normal course of operations, the Fund makes commitments to invest in businesses. At June 30, 2017, the Fund had open commitment of $2,188,093.

11. Income tax information and distributions to shareholders

The Fund did not make any distributions during the six month period ended June 30, 2017 or the fiscal year ended December 31, 2016 and 2015.

Miller Opportunity Trust 2017 Semi-Annual Report

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,358,588
Gross unrealized depreciation	(290,893,310)
Net unrealized depreciation	$(258,534,742)

At December 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Capital loss carryforward**	$(821,783,440)
Other book/tax temporary differences(a)	(254,642)
Unrealized appreciation (depreciation)(b)	(258,534,742)
Total accumulated earnings (losses) — net	$(1,080,572,824)

**  During the taxable year ended December 31, 2016, the Fund utilized $664,607,545 of its capital loss carryforward available from prior years. As of December 31, 2016, the Fund had $821,783,440 in net capital loss carryforwards remaining, expiring December 31, 2017. This amount will be available to offset any future taxable gains.

(a)  Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and book/tax differences in the treatment of partnership investments.

12. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

13. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP ("PWC") served as the independent registered public accounting firm for the Predecessor Fund to audit the financial statements for the fiscal year ended December 31, 2016.

Miller Opportunity Trust 2017 Semi-Annual Report

Notes to financial statements (cont'd)

The Trust engaged BBD, LLP on February 24, 2017, as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending December 31, 2017.

The report of PWC on the financial statements of the Predecessor Fund for the fiscal year ended December 31, 2016, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with the Predecessor Fund's audit for the fiscal period ended December 31, 2016, there have been no disagreements with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PWC would have caused them to make reference thereto in their report on the financial statements for such periods.

Miller Opportunity Trust 2017 Semi-Annual Report

Additional information (unaudited)

June 30, 2017

Proxy Voting Policies and Procedures

You may obtain a description of the Fund's proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-593-5110 or on the EDGAR Database on the SEC's website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Form N-Q Portfolio Schedule

The Fund files its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund's Form N-Qs are available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

Miller Opportunity Trust 2017 Semi-Annual Report

Approval of investment advisory agreement for Miller Opportunity Trust (unaudited)

At a meeting held on August 16-17, 2016, the Board of Trustees (the "Board") of Trust for Advised Portfolios (the "Trust"), including all Trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), approved a new investment advisory agreement ("Advisory Agreement") with Miller Value Partners, LLC ("Miller Value Partners" or the "Adviser"), formerly LMM LLC, for the Miller Opportunity Trust (the "Fund"), a new series of the Trust. The Advisory Agreement took effect on February 27, 2017, after shareholders of the corresponding Legg Mason Opportunity Trust (the "LMOT Fund"), approved the reorganization of the LMOT Fund into the Fund. Ahead of the August meeting, the Board received and reviewed information regarding the Fund, the Adviser, and the services to be provided by the Adviser to the Fund under the Advisory Agreement and generally observed that those services would be substantially identical to the services provided to the corresponding LMOT Fund under the prior arrangements with the Adviser.

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees took into account that the portfolio management services provided when the Adviser served as investment adviser to the LMOT Fund will be identical to those to be provided to the Fund by the Adviser. The Board reviewed the proposed services that the Adviser would provide to the Fund as investment adviser, noting to what degree those services extended beyond portfolio management. The Board considered the Adviser's specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund, and that the Fund's portfolio managers would remain with the Adviser after the reorganization.

•  The Board considered the past performance of the LMOT Fund, since the Fund would retain the performance of the LMOT Fund. The Trustees also considered the structure of the compliance procedures

Miller Opportunity Trust 2017 Semi-Annual Report

and the trading capability of the Adviser. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•  The Trustees then considered the anticipated cost of the proposed services and the proposed structure and level of the advisory fees. The Trustees noted that there were no proposed redemption fees for the Fund and that there was a sales charge for Class A and C shares. The Trustees considered that the LMOT Fund did not currently have any expense caps and that the Fund proposed entering into an Operating Expenses Limitation Agreement with the Trust on behalf of the Fund, whereby the Adviser would limit the Fund's expenses, excluding acquired fund fees and expenses, interest expense, and dividends on securities sold short and extraordinary expenses at the LMOT Fund's current run rate. The Trustees also considered that the Fund would impose two new breakpoints; the first would be applied if the Fund exceeds $2.5 billion in assets, the advisory fee would decrease on assets above that amount to 0.675%; and the second, if the Fund exceeds $7.6 billion, the advisory fee would decrease on assets above that amount to 0.65%. The Trustees considered the Fund's proposed investment advisory fee schedule in comparison to the range of advisory fees charged by comparable funds, noting that the Fund's fee was within the range charged by such comparable funds. After reviewing the materials that were provided by the Adviser, the Trustees concluded that the fees to be received by the Adviser were fair and reasonable.

•  The Trustees discussed the likely overall profitability of the Adviser from managing the Fund. In assessing profitability, the Trustees reviewed the Adviser's financial information provided in the Board materials and took into account both the likely direct and indirect benefits to the Adviser from managing the Fund. The Trustees concluded that the Adviser's profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund. The Trustees considered that the Adviser had

Miller Opportunity Trust 2017 Semi-Annual Report

Approval of investment advisory agreement for Miller Opportunity Trust (unaudited) (cont'd)

significant experience advising the Fund and that the portfolio managers and strategies for the Fund would remain.

•  The Trustees considered the current asset levels of the LMOT Fund and whether the Adviser would realize economies of scale in the management of the Fund as they grow in size. The Trustees noted the Adviser's willingness to impose two new breakpoints at this time and to continue to monitor the Fund and share any such economies should they develop in the future. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Miller Opportunity Trust 2017 Semi-Annual Report

Privacy notice

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Miller Opportunity Trust 2017 Semi-Annual Report

Investment Adviser

Miller Value Partners, LLC
One South Street
Suite 2550
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue
MK-WI-T6
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius, LLP
111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Miller Value Funds

888.593.5110
millervaluefunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	September 5, 2017

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	September 5, 2017